Shareholder Report, Line Graph (Details) - USD ($)	Oct. 31, 2024	Jul. 31, 2024	Apr. 30, 2024	Jan. 31, 2024	Oct. 31, 2023	Jul. 31, 2023	Apr. 30, 2023	Jan. 31, 2023	Oct. 31, 2022	Jul. 31, 2022	Apr. 30, 2022	Jan. 31, 2022	Oct. 31, 2021	Jul. 31, 2021	Apr. 30, 2021	Jan. 31, 2021	Oct. 31, 2020	Jul. 31, 2020	Apr. 30, 2020	Jan. 31, 2020	Oct. 31, 2019	Jul. 31, 2019	Apr. 30, 2019	Jan. 31, 2019	Oct. 31, 2018	Jul. 31, 2018	Apr. 30, 2018	Jan. 31, 2018	Oct. 31, 2017	Jul. 31, 2017	Apr. 30, 2017	Mar. 06, 2017	Jan. 31, 2017	Oct. 31, 2016	Jul. 31, 2016	Apr. 30, 2016	Jan. 31, 2016	Oct. 31, 2015	Jul. 31, 2015	Apr. 30, 2015	Jan. 31, 2015	Oct. 31, 2014
MSCI All Country World Index Net
Account Value [Line Items]
Account Value	$ 23,808	$ 23,212	$ 21,474	$ 20,644	$ 17,929	$ 19,836	$ 18,281	$ 17,999	$ 16,225	$ 17,568	$ 17,912	$ 19,563	$ 20,270	$ 19,625	$ 18,943	$ 17,277	$ 14,766	$ 14,736	$ 12,997	$ 14,764	$ 14,078	$ 13,746	$ 13,675	$ 12,724	$ 12,503	$ 13,353	$ 13,016	$ 13,753	$ 12,568	$ 12,033	$ 11,401		$ 10,788	$ 10,201	$ 10,280	$ 9,903	$ 9,148	$ 9,997	$ 10,325	$ 10,497	$ 9,815	$ 10,000
MSCI All Country World Index Net
Account Value [Line Items]
Account Value	23,808	23,212	21,474	20,644	17,929	19,836	18,281	17,999	16,225	17,568	17,912	19,563	20,270	19,625	18,943	17,277	14,766	14,736	12,997	14,764	14,078	13,746	13,675	12,724	12,503	13,353	13,016	13,753	12,568	12,033	11,401		10,788	10,201	10,280	9,903	9,148	9,997	10,325	10,497	9,815	10,000
MSCI All Country World Index Net
Account Value [Line Items]
Account Value	1,069,532	1,042,769	964,681	927,428	805,427	891,114	821,267	808,589	728,880	789,223	804,676	878,843	910,614	881,656	850,991	776,153	663,339	661,999	583,885	663,272	632,427	617,543	614,341	571,605	561,701	599,860	584,740	617,827	564,624	540,583	512,195	$ 500,000
MSCI All Country World Index Growth Net
Account Value [Line Items]
Account Value	29,480	28,659	26,246	25,180	21,483	23,933	21,475	20,442	18,351	20,754	20,958	23,895	25,938	24,970	23,682	22,291	19,257	18,927	15,829	16,900	15,646	15,272	14,992	13,658	13,370	14,439	13,883	14,589	13,223	12,519	11,790		10,947	10,484	10,733	10,236	9,567	10,409	10,721	10,708	9,999	10,000
MSCI All Country World Index Growth Net
Account Value [Line Items]
Account Value	29,480	28,659	26,246	25,180	21,483	23,933	21,475	20,442	18,351	20,754	20,958	23,895	25,938	24,970	23,682	22,291	19,257	18,927	15,829	16,900	15,646	15,272	14,992	13,658	13,370	14,439	13,883	14,589	13,223	12,519	11,790		$ 10,947	$ 10,484	$ 10,733	$ 10,236	$ 9,567	$ 10,409	$ 10,721	$ 10,708	$ 9,999	$ 10,000
MSCI All Country World Index Growth Net
Account Value [Line Items]
Account Value	$ 1,301,633	$ 1,265,413	$ 1,158,857	$ 1,111,793	$ 948,548	$ 1,056,738	$ 948,176	$ 902,605	$ 810,242	$ 916,379	$ 925,371	$ 1,055,068	$ 1,145,233	$ 1,102,521	$ 1,045,651	$ 984,208	$ 850,246	$ 835,698	$ 698,889	$ 746,180	$ 690,826	$ 674,299	$ 661,951	$ 603,056	$ 590,326	$ 637,531	$ 612,984	$ 644,154	$ 583,824	$ 552,750	$ 520,570	$ 500,000